Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Summary of collaboration revenues by destination

	Year ended December 31,
	2023	2022	2021

	(Euro, in thousands)
United States of America	€665,174	€414,129	€467,978
Europe	118,354	91,151	16,867
Total net revenues	€783,528	€505,280	€484,846

minus:
United States of America	€425,466	€172,980	€233,638
Europe	118,338	91,051	16,824
Total net revenues from discontinued operations	€543,804	€264,031	€250,462

United States of America	€239,708	€241,149	€234,340
Europe	16	100	43
Total net revenues from continuing operations	€239,724	€241,249	€234,384

Summary of revenues by major customers
Schedule of non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts by location

	December 31,
	2023	2022	2021

	(Euro, in thousands)
Belgium	€56,209	€72,087	€98,295
France	1,438	20,397	21,051
The Netherlands	251,230	255,461	66,621
Switzerland	3,247	4,962	7,181
Spain	—	3,037	3,029
United States of America	11,660	12,729	136
Other	—	1,747	1,302
Total non-current assets	€323,784	€370,420	€197,615